Commitments and contingencies - Product warranty reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations [Line Items]
Maximum potential payments		$ 7,242	$ 1,934
Additional obligations with respect to guarantee		4,300	6,800
Guarantee Obligations accrued in the consolidated balance sheet as of the reporting period		135
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period		816	948	$ 909
Net change in warranties due to acquisitions, divestments and liabilities held for sale		8	(88)	41
Claims paid in cash or in kind		(209)	(310)	(307)
Net increase to provision for changes in estimates, warranties issued and warranties expired		369	276	341
Exchange rate differences		51	(10)	(36)
Product warranties at end of period		1,035	816	948
Discontinued Operations
Guarantor Obligations [Line Items]
Additional obligations with respect to guarantee		300	3,700
Held for sale and discontinued operations | Power Grids business
Reconciliation of Provisions for warranties including guarantees of product performance
Divestment percentage	80.10%
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		$ 6,726	1,860
Performance guarantees | Third-party and consortium guarantees | Minimum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		1 year
Performance guarantees | Third-party and consortium guarantees | Maximum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		10 years
Financial guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		$ 339	10
Indemnification guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		177	64
High Voltage cables systems guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		$ 994	$ 898
High Voltage cables systems guarantees | Minimum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		1 year
High Voltage cables systems guarantees | Maximum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		10 years
Warranties
Reconciliation of Provisions for warranties including guarantees of product performance
Net change in warranties due to acquisitions, divestments and liabilities held for sale		$ 143		$ 92
Performance and financial | Hitachi ABB Power Grids
Guarantor Obligations [Line Items]
Maximum potential payments		5,500
Carrying amount of liabilities		$ 135
Performance and financial | Minimum | Hitachi ABB Power Grids
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		1 year
Performance and financial | Maximum | Hitachi ABB Power Grids
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		10 years